Financial Risk Management - Summary of Cash, Cash Equivalents and Interest-Bearing Securities (Detail) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Bank deposits	kr 44,873	kr 26,975
Other financial institutions	247	202
Derivative assets	317	1,510
Cash, cash equivalents, interest bearing securities and derivative assets	97,925	73,555
Maturity within 3 months [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Bank deposits	44,758	26,829
Other financial institutions	247	202
Derivative assets	118	189
Cash, cash equivalents, interest bearing securities and derivative assets	55,092	44,396
Maturity between 3 and 12 months [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Bank deposits	104	130
Other financial institutions	0	0
Derivative assets	199	346
Cash, cash equivalents, interest bearing securities and derivative assets	8,958	5,050
Maturity less than five years [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Bank deposits	11	16
Other financial institutions	0	0
Derivative assets	0	975
Cash, cash equivalents, interest bearing securities and derivative assets	33,571	23,714
2026 and later [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Bank deposits	0	0
Other financial institutions	0	0
Derivative assets	0	0
Cash, cash equivalents, interest bearing securities and derivative assets	304	395
AAA [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Type of issuer/counterpart Governments	20,509	28,483
Mortgage institutes	27,753	14,425
AAA [member] | Maturity within 3 months [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Type of issuer/counterpart Governments	5,743	15,000
Mortgage institutes	0	216
AAA [member] | Maturity between 3 and 12 months [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Type of issuer/counterpart Governments	2,906	605
Mortgage institutes	5,749	3,969
AAA [member] | Maturity less than five years [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Type of issuer/counterpart Governments	11,860	12,483
Mortgage institutes	21,700	10,240
AAA [member] | 2026 and later [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Type of issuer/counterpart Governments	0	395
Mortgage institutes	304	0
A2/P2 [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Corporates	4,226	1,960
A2/P2 [member] | Maturity within 3 months [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Corporates	4,226	1,960
A2/P2 [member] | Maturity between 3 and 12 months [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Corporates	0	0
A2/P2 [member] | Maturity less than five years [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Corporates	0	0
A2/P2 [member] | 2026 and later [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Corporates	kr 0	kr 0